Income Tax And Social Contribution - Summary of Breakdown of Deferred Income Tax And Social Contribution Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Fair value of identifiable net assets in business combination	R$ 450,561	R$ 431,534	R$ 422,369
The Body Shop [Member]
Statement [Line Items]
Fair value of identifiable net assets in business combination	R$ 450,561	R$ 431,534